COMMON STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
COMMON STOCK OPTIONS AND WARRANTS

NOTE 14 – COMMON STOCK OPTIONS AND WARRANTS

Options

2020

During the second quarter of 2020, 160,866 options were cancelled and re-issued to key staff-members, officers, and directors.  Of those options granted, 100% vested immediately. The value of the re-issued options granted was $102,800.  In addition, 149,424 new options were granted to key staff-members, officers and directors.  Of those options granted, 50% vested on January 1, 2021 and the other 50% will vest on January 1, 2022. The value of the new options is $370,312.

During the third quarter of 2020, 100,000 options were issued to the Company’s new CEO as a hiring incentive.  Of these options 50% will vest on September 1, 2021 and the other 50% will vest on September 1, 2022.  The value of these options is $193,388.  In addition, as a part of the severance agreement agreed with the former CEO, 50,358 unvested options were vested and the unamortized portion of those options were charged in the amount of $95,127.

During the fourth quarter of 2020, 40,000 options were granted to two new key employees.  For 20,000 of those options, 50% of the options will vest on October 12, 2021 and the other 50% will vest on October 12, 2022.  For the other 20,000 options, one-third will vest on November 23, 2021, the next third will vest on November 23, 2022 and the final third will vest on November 23, 2023.  The value of these options is $91,574.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2018	160,152	$14.00	4.3	—
Granted	17,144	$14.00	5.0	—
Forfeited	(14,286)	14.00	—	—
Outstanding at December 31, 2019	163,010	$14.00	3.4	—
Exercisable at December 31, 2019	154,438	$14.00	3.4	—

Outstanding at December 31, 2019	163,010	$14.00	3.4	—
Granted	450,290	$5.06	4.4	—
Cancelled/Forfeited	(161,402)	$14.00	—	—
Outstanding at December 31, 2020	451,898	$5.06	4.4	$7,200
Exercisable at December 31, 2020	212,832	$5.76	4.2	—

The fair value of the incentive stock option grants for the years ended December 31, 2020 and 2019 were estimated using the following weighted- average assumptions:

For the Years Ended December 31,
	2020	2019
Risk free interest rate	0.18% - 0.26%	1.44 - 2.44%
Expected term in years	2.50 - 3.50	2.76 - 3.25
Dividend yield	—	—
Volatility of common stock	68.00% - 86.24%	117.18% - 151.43%
Estimated annual forfeitures	—	—

Warrants

2020

During the first quarter of 2020, 67,500 warrants were issued as compensation in the form of bankers warrants in connection with the 2020 Offering for which no other warrants were issued.  The warrants had a strike price of $9.00 and were locked up until the third quarter of 2020.

During the second quarter of 2020, 9,450 warrants previously issued as bankers warrants in the first quarter were cancelled and re-issued with no change in terms. In addition, 1,197 warrants previously issued, expired.

During the third quarter of 2020, 67,500 warrants issued in the first quarter became exercisable.

During the fourth quarter of 2020, 12,469 previously issued warrants were cancelled and re-issued with no change in terms as part of a settlement between certain shareholders.

2019

During the first quarter of 2019, 214,286 warrants were exercised for cash in the amount of $1,650,000 and 38 warrants expired.

During the second quarter of 2019, a total of 113,328 warrants were exercised of which 66,756 were for cash in the amount of $137,500 and 46,572 were cashless in exchange for 9,878 shares of common stock. Total common stock issued was 76,634 shares.

During the third quarter of 2019, 44,644 warrants were issued in connection with a $1,000,000 working capital loan (see Note 7).  Additionally, 19,643 warrants were exercised for cash in the amount of $151,250.

During the fourth quarter of 2019, 357 warrants were exercised for cash in the amount of $2,750.

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2018	1,815,181	$9.52	3.9	—
Warrants expired, forfeited, cancelled or exercised	(338,575)
Warrants issued	44,644	$7.70	4.9	—
Outstanding at December 31, 2019	1,521,250	$8.78	3.9	—
Exercisable at December 31, 2019	1,521,250	$8.78	3.9	—

Outstanding at December 31, 2019	1,521,250	$8.78	3.9	—
Warrants expired, forfeited, cancelled or exercised	(23,116)
Warrants issued	89,419	$9.02	2.2	—
Outstanding at December 31, 2020	1,587,333	$8.62	2.0	—
Exercisable at December 31, 2020	1,587,333	$8.69	2.0	—